Employee benefits - Defined benefit plan expense (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of defined benefit plans [line items]
Current service cost	$ 14,165,000	$ 13,734,000
Past service cost	0	(288,000)
Interest cost	6,101,000	2,998,000
Administration expenses paid from the plan	1,462,000	1,784,000
Defined benefit plan expenses	21,728,000	18,228,000
Costs of services, selling and administrative
Disclosure of defined benefit plans [line items]
Defined benefit plan expenses	14,165,000	13,446,000
Net finance costs
Disclosure of defined benefit plans [line items]
Defined benefit plan expenses	$ 7,563,000	$ 4,782,000